Investment in Joint Venture (Details)	12 Months Ended
Dec. 31, 2023
Investment in Joint Venture (Details) [Line Items]
Percentage of capital stock	17.88%
FIC [Member]
Investment in Joint Venture (Details) [Line Items]
Percentage of capital stock	35.76%